Loan Servicing (Tables)	12 Months Ended
Dec. 31, 2020
Transactions with Related Parties
Schedule of mortgage servicing rights
	2020	2019

Balance at beginning of year	$939,577	$1,004,948
MSRs capitalized	292,654	114,580
MSRs amortized	(256,435)	(179,951)
Change in valuation allowance	(53,650)	0
Balance at end of year	$922,146	$939,577